Convertible Loans (Details) - USD ($)				12 Months Ended
	Mar. 10, 2024	Dec. 20, 2022	Mar. 10, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Jul. 06, 2021	Mar. 01, 2021
Convertible Loans (Details) [Line Items]
Principal amount				$ 3,461,069			$ 100,000
Converted common shares (in Shares)				279,660
Discount issued			$ 90,000
Legal fees			15,000
Standstill fee				$ 310,500
Fair value					$ 3,922,686
Common share conversion (in Shares)		2,908
Unrealized loss expense				47,813	(467,383)	$ (1,908,830)
Interest expense				$ 90,638	194,117	$ 132,516
Forecast [Member]
Convertible Loans (Details) [Line Items]
Increase in note receivable	$ 145,569
March Debenture [Member]
Convertible Loans (Details) [Line Items]
Principal amount									$ 2,300,000
Debenture holder a fee percentage									3.50%
Structuring fee									$ 10,000
Converted common shares (in Shares)						23,695
July Debenture [Member]
Convertible Loans (Details) [Line Items]
Principal amount					$ 1,370,000	$ 1,130,000		$ 2,500,000
Debenture holder a fee percentage								3.50%
Structuring fee								$ 5,000
Converted common shares (in Shares)					10,681	13,855
2022 March Debenture [Member]
Convertible Loans (Details) [Line Items]
Principal amount			$ 3,105,000